INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of federal income tax rate and the actual tax rate

	Year Ended December 31,
	2020	2019
Federal statutory tax rate	21%	21%
State tax, net of federal benefit	6%	6%
Total tax rate	27%	27%
Allowance	(27)%	(27)%
Effective tax rate	-%	-%

Summary of deferred tax assets

	Year Ended December 31,
	2020	2019
Net operating loss carryforwards	$3,060,000	2,434,000
Accrued compensation	-	-
Deferred tax asset	3,060,000	2,434,000
Valuation allowance	(3,060,000)	(2,434,000)
Net deferred tax asset	$-	$-